Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Jun. 22, 2022
ProShares Bitcoin Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bitcoin Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares Bitcoin Strategy ETF (the “Fund”) seeks capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide capital appreciation primarily through managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin.Bitcoin is a digital asset, sometimes referred to as a digital currency or “cryptocurrency.” The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus).The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The price of the bitcoin futures contracts in which the Fund invests may reflect the impact of these forks.While the Fund seeks to invest primarily in bitcoin futures contracts, the Fund also may invest in other instruments as described below.•Bitcoin Futures Contracts – Standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Currently, the only such contracts are traded on, or subject to the rules of, the Chicago Mercantile Exchange (“CME”). The Fund seeks to invest in cash-settled, front-month bitcoin futures. The Fund may also invest in back-month, cash-settled bitcoin futures contracts. Front-month bitcoin futures contracts are those contracts with the shortest time to maturity. Back-month bitcoin futures contracts are those with longer times to maturity.The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.•Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.•Borrowing – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing, and use the proceeds for investment purposes.The Fund does not take temporary defensive positions. The Fund will generally hold its bitcoin futures contracts during periods in which the value of bitcoin or bitcoin futures are flat or declining as well as during periods in which the value of bitcoin or bitcoin futures is rising. In order to maintain its exposure to bitcoin futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price.Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.The Fund is classified as non-diversified, which means it has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.Bitcoin and bitcoin futures are relatively new investments. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.The performance of bitcoin futures contracts and therefore the performance of the Fund may differ significantly from the performance of bitcoin.•Investment Strategy Risk – The Fund invests in bitcoin futures contracts and other instruments that provide exposure to bitcoin futures. The Fund does not invest directly in or hold bitcoin. The price of bitcoin futures should be expected to differ from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. These differences could be significant.•Market and Volatility Risk – The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.•Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of bitcoin futures, which could decrease the correlation between the performance of bitcoin futures and a “spot” price of bitcoin.•Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin futures contracts is based on a number of factors, including the supply of and the demand for bitcoin futures contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for bitcoin futures contracts.Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to bitcoin futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like bitcoin futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.The performance of bitcoin futures contracts and bitcoin may differ and may not be correlated with each other, over short or long periods of time. The performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of bitcoin. To the extent the Fund is invested in back-month bitcoin future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of the spot prices of bitcoin.•Bitcoin Futures Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.•Cost of Futures Investment Risk – As discussed above, when a bitcoin futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a bitcoin futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling bitcoin futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin futures have historically experienced extended periods of contango. Contango in the bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause bitcoin futures and the Fund to underperform spot bitcoin. Both contango and backwardation would reduce the Fund’s correlation to spot bitcoin and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.•Bitcoin Risk – Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.•Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary.•Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.•Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.•Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.•Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the instruments held by the Fund may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings.•Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.•Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemption in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining exposure to bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.•Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProShare Advisors makes for the Fund. ProShare Advisors’ judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/or strategies.•New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.•Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Tax Risk” in the Statement of Additional Information for more information.•Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures established by the Board of Trustees of the Fund, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value.Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose the full value of your investment within a single day.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
ProShares Bitcoin Strategy ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	$ 303

[1]	“Other Expenses” are estimated.